Document and Entity Information	Feb. 05, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 05, 2024
Entity File Number	1-16681
Entity Registrant Name	Spire Inc.
Entity Address Address Line 1	700 Market Street
Entity Address City Or Town	St. Louis
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63101
City Area Code	314
Local Phone Number	342-0500
Entity Incorporation State Country Code	MO
Entity Tax Identification Number	74-2976504
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Spire Inc. (“Spire”) is filing this amendment to its Current Report on Form 8-K filed on February 9, 2024 (the “Original Filing”).
Entity Central Index Key	0001126956